Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Significant borrowings as of Closing Date		$ 965,859	$ 840,236
Percentage
Fixed interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of Closing Date		$ 946,215	$ 820,600	[1]
Percentage	[1]	98.00%	98.00%
Floating interest rate [member]
Statement Line Items [Line Items]
Significant borrowings as of Closing Date		$ 19,644	$ 19,636
Percentage		2.00%	2.00%

[1]	Out of the $946 Million fixed rate borrowings $913 Million are short-term.